Goodwill and Other Intangibles - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 1,163
2024	1,163
2025	1,163
2026	1,163
2027	1,163
Thereafter	4,559
Total amortization expense	$ 10,374	$ 11,572